Issued capital and reserves (Tables)	6 Months Ended
Jun. 30, 2023
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Summary of Detailed Information of Ordinary Share Capital

	Number of ordinary shares	Ordinary Share Capital £’000	Share Premium £’000
At January 1, 2022 and June 30, 2022	584,908,239	1,755	247,460
At January 1, 2023	624,928,519	1,875	254,303
Issued during the period	18,276,275	55	3,040

At June 30, 2023	643,204,794	1,930	257,343

Summary of Other Capital Reserves
Other capital reserves

	Share-based payments £’000	Equity component of convertible loan £’000	Other warrants issued £’000	Merger reserve £’000	Other reserve £’000	Total £’000
At January 1, 2022	23,026	32,843	44	40,818	33,104	129,835

Share-based payments expense during the period	2,446	—	—	—	—	2,446
Share option exercise	(82)	—	—	—	—	(82)
Issuance of warrants	—	—	70	—	—	70

At June 30, 2022	25,390	32,843	114	40,818	33,104	132,269

At January 1, 2023	26,806	31,838	114	40,818	33,104	132,680

Share-based payments expense during the period	1,931	—	—	—	—	1,931
Extinguishment and issuance of Novartis Loan Note	—	347	—	—	—	347
Issue of warrants	—	—	41	—	—	41
At June 30, 2023	28,737	32,185	155	40,818	33,104	134,999

Summary of Equity Awards Granted
The following awards were granted during the six months ended June 30, 2023:

	Mereo 2019 Equity Incentive Plan			Mereo 2019 NED Equity Incentive Plan
	Awards (ADS)	Weighted average fair value ($) per share	Weighted average exercise price ($) per share	Awards (ADS)	Weighted average fair value ($) per share	Weighted average exercise price ($) per share
Options	4,617,000	0.91	1.01	440,000	0.84	0.94
RSU’s	617,750	1.01	—	479,813	0.94	—
PSU’s	1,543,150	0.61	—	—	—	—